UBS Series Funds

March 24, 2021

Supplement to the prospectuses (each, a “Prospectus” and together, the “Prospectuses”) referenced below, as may have been supplemented.

Dear Investor:

The purpose of this supplement is to update information contained in Appendix A to the Prospectuses for each of the series of UBS Series Funds noted below (the “funds”).

The Securities Industry and Financial Markets Association (“SIFMA”) has changed its “early close” recommendation schedule. SIFMA no longer recommends an early close on the afternoon before Good Friday; therefore, on April 1, 2021 (the business day prior to Good Friday), UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Reserves Fund, UBS Prime Preferred Fund and UBS Prime Investor Fund will not advance the final time by which orders to buy or sell shares must be received by the transfer agent and expect to be open for normal business hours as elsewhere described in the Prospectuses. All funds will be closed for business on April 2, 2021, in accordance with the observance of Good Friday by the New York Stock Exchange.

Effective immediately, the Prospectuses are hereby revised as follows:

Appendix A to each of the Prospectuses is hereby updated accordingly to remove the reference to April 1, 2021, under the column captioned “Early close.”

Fund Name	Date of Prospectus
UBS Series Funds—UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Government Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Select ESG Prime Investor Fund, UBS Prime Reserves Fund, UBS Tax-Free Reserves Fund, UBS Prime Preferred Fund, UBS Tax-Free Preferred Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund	August 28, 2020

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1099